Document and Entity Information	Oct. 21, 2019
Cover [Abstract]
Entity Registrant Name	OLD NATIONAL BANCORP /IN/
Amendment Flag	false
Entity Central Index Key	0000707179
Document Type	8-K
Document Period End Date	Oct. 21, 2019
Entity Incorporation State Country Code	IN
Entity File Number	001-15817
Entity Tax Identification Number	35-1539838
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	(800)
Local Phone Number	731-2265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	ONB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false